Related parties (Tables)	12 Months Ended
Nov. 30, 2021
Related party transactions [abstract]
Summary of key management personnel compensation comprises
Key management personnel compensation comprises:

	2021	2020

Short-term employee benefits	$2,690	$2,384

Post-employment benefits	72	97

Share-based compensation	1,243	925

Termination benefits	-	864

	$4,005	$4,270